Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

20.         Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2017	2018	2019
	US$	US$	US$
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	63,627,551	73,034,549	68,344,527
Denominator:
Weighted average number of shares outstanding-basic*	128,704,610	127,129,478	113,482,239
Stock options	1,877,785	1,728,058	618,657
Restricted stock units	1,023,474	283,294	-

Weighted average number of shares outstanding-diluted	131,605,869	129,140,830	114,100,896

Basic earnings per share	0.49	0.57	0.60

Diluted earnings per share	0.48	0.57	0.60

*            The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.

During the year ended December 31, 2019, nil (2017: 180,000; 2018: nil) stock options, and 876,400 (2017: nil; 2018: 1,019,128) RSUs, were excluded from the calculation of earnings per share, respectively, because their effect would be anti-dilutive.